Income taxes (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income (loss) for the year
Canadian	$ 3,439,883	$ (2,178,334)	$ (4,012,706)
Foreign	1,382,632	4,615,378	7,807,249
Income (loss) for the year	4,822,515	2,437,044	3,794,543
Canadian federal and provincial income taxes at 27% (2017 - 27%; 2016 - 27%)	(1,302,000)	(658,000)	(1,025,000)
Permanent differences and other items	26,000	(335,000)	(758,000)
Foreign tax rate in foreign jurisdictions	85,000	656,000	2,159,000
Change in unrecognized deferred tax assets	294,000	9,397,000	(546,000)
Income tax expense	$ (896,876)	$ 9,059,649	$ (170,220)